Marketable Securities and Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2013
Marketable Securities and Short-term Investments [Abstract]
Schedule of Marketable Securities
	December 31 2012	December 31 2013
Trading	$213	$622
Available-for-sale	12,672	9,376
Short-term investments	1,339	-

	$14,224	$9,998

Schedule of Available-For-Sale Securities
The amortized cost, gross unrealized holding gains, gross unrealized holding losses, and fair value of available for sale by major security type and class of security are as follows:

		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding
	cost	gains	gains (losses)	Fair value
As of December 31, 2013
Available-for-sale:
Corporate debentures	8,931	79	(57)	8,953
Governmental debentures	413	10	-	423

	$9,344	$89	$(57)	$9,376
As of December 31, 2012
Available-for-sale:
Corporate debentures	10,868	163	(17)	11,014
Governmental debentures	1,607	51	-	1,658

	$12,475	$214	$(17)	$12,672

Schedule of Available-For-Sale Securities by Maturity	As of December 31, 2013, the Company's available-for-sale securities had the following maturity dates:
Market
value
Within one year	$1,769
1 to 2 years	7,406
2 to 3 years	201

$9,376

Schedule of Available-For-Sale Securities in a Continuous Unrealized Loss Position

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and period that individual securities have been in a continuous unrealized loss position were as follows:

	Total (all less than 12 months)
	Unrealized
	losses	Fair value
At December 31, 2013
Available-for-sale:
Corporate debentures	$(57)	$4,319
	$(57)	$4,319

	Total (all less than 12 months)
	Unrealized
	losses	Fair value
At December 31, 2012
Available-for-sale:
Corporate debentures	$(17)	$2,918
	$(17)	$2,918